SCHEDULE OF INVESTMENTS (000)*

December 31, 2019 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Blackrock Liquidity Funds Treasury Trust Fund, Institutional Class, 1.470% **[1]	13,672,750	$13,673

Total Short-Term Investment

(Cost $13,673) — 94.3%		13,673

Total Investments — 94.3%

(Cost $13,673)		13,673

Other Assets in Excess of Liabilities — 5.7%		819

Net Assets — 100.0%		$14,492

A list of outstanding total return swap agreements held by the Fund as of December 31, 2019, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Payment Frequency	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Net Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day + 0.50% to Fed Funds-1 day + 2.50%	Total Return of the basket of securities	Quarterly	2/3/2021	$9,074	$25

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 1.25%	Total Return of the basket of securities	Quarterly	2/2/2021	485	15

Morgan Stanley	Canada Custom Basket of Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	Quarterly	9/18/2020	1,571	6

Morgan Stanley	Hong Kong Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 2.62%	Total Return of the basket of securities	Quarterly	2/5/2021	39	—

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 1.37%	Total Return of the basket of securities	Quarterly	2/3/2021	176	11

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Payment Frequency	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Net Long Positions† (continued)

Morgan Stanley	New Zealand Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	Quarterly	7/30/2020	$383	$—

Morgan Stanley	Singapore Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 0.75%	Total Return of the basket of securities	Quarterly	4/22/2020	22	(9)

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.85% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 1.75%	Total Return of the basket of securities	Quarterly	6/10/2020	12	9

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Payment Frequency	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Net Short Positions††

Morgan Stanley	United States Custom Basket of Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 1.35%	Total Return of the basket of securities	Quarterly	2/3/2021	$(9,223)	$(7)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 0.88%	Total Return of the basket of securities	Quarterly	2/3/2021	(1,077)	(1)

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds- 1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 2.75%	Total Return of the basket of securities	Quarterly	2/2/2021	(500)	—

Morgan Stanley	Australia Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 0.51%	Total Return of the basket of securities	Quarterly	2/3/2021	(651)	—

							$49

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

†	The following tables represent the individual stock exposures comprising the Net Long Custom Basket Total Return Swaps as of December 31, 2019.

United States Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
700	Nextera Energy Partners LP	USD	$37	$—	0%
700	Merck & Co	USD	64	—	0
1,233	Baidu, Inc.	USD	156	—	0
1,536	Marathon Petroleum Corp.	USD	93	—	0
1,600	Meritor, Inc.	USD	42	—	0
1,900	Dicks Sporting Goods	USD	94	—	0
1,920	Nektar Therapeutics	USD	41	—	0
2,880	Arconic, Inc.	USD	89	—	0
2,905	Microsoft Corporation	USD	458	—	0
2,919	Halliburton Co.	USD	71	—	0
3,034	Medical Prps Trust, Inc.	USD	64	1	4
3,048	Arch Coal, Inc.	USD	219	—	0
3,128	Leidos Holdings, Inc.	USD	306	—	0
3,264	Atlantica Yield PLC	USD	86	—	0
3,495	Synnex Corp.	USD	450	—	0
4,254	Rent-A-Center	USD	123	—	0
5,677	Citigroup, Inc.	USD	453	—	0
6,467	Alaska Air Group	USD	438	—	0
7,228	Wells Fargo & Co.	USD	389	—	0
7,300	Schneidr National	USD	159	—	0
7,696	Oracle Corp.	USD	408	—	0
9,250	Spirit Realty Capital	USD	455	6	24
9,294	FirstEnergy Corp.	USD	452	—	0
9,515	Viacomcbs, Inc.	USD	399	2	8
10,659	Westrock Company	USD	457	—	0
11,026	Steelcase, Inc.	USD	226	2	8
14,207	Site Centers Corp.	USD	199	3	12
14,411	Signet Jewelers Ltd.	USD	313	—	0
15,967	Brixmor Property	USD	345	—	0
17,164	H & R Block, Inc.	USD	403	11	44
19,113	Sabre Corp.	USD	429	—	0
20,483	Alliance Resource Partners, L.P.	USD	222	—	0
24,783	Peabody Energy Corp.	USD	226	—	0
25,074	Navient Corporation	USD	343	—	0
33,472	Eqt Corp	USD	365	—	0

			$9,074	$25	100%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

United Kingdom Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(64,712)	Tp Icap PLC	GBP	$(350)	$—	0%
(47,572)	Beazley Ireland Holdings PLC	GBP	(350)	—	0
(17,933)	Capita PLC	GBP	(39)	—	0
(6,596)	Severn Trent PLC	GBP	(220)	(9)	(60)
(5,956)	Asos PLC	GBP	(266)	—	0
(1,891)	Croda International PLC	GBP	(128)	—	0
—	Daily Mail & General Trust PLC	GBP	—	8	53
—	United Utilities Group PLC	GBP	—	(3)	(20)
5,345	Kaz Minerals PLC	GBP	37	—	0
9,377	Playtech PLC	GBP	49	—	0
10,608	British American Tobacco PLC	GBP	454	7	47
23,727	SSE PLC	GBP	452	—	0
38,701	Barclays PLC	GBP	92	—	0
44,927	Intl Consolidated Airline	GBP	372	—	0
208,254	Renewables Infrastructure Group	GBP	382	12	80

			$485	$15	100%

Canada Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
4,954	Canadian Imperial Bank of Commerce	CAD	$412	$5	83%
10,560	Genworth MI Canada, Inc.	CAD	462	—	0
22,751	Manulife Financial Corp.	CAD	462	—	0
50,192	Encana Corp.	CAD	235	1	17

			$1,571	$6	100%

Hong Kong Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(3,133,682)	GCL-Poly Energy	HKD	$(119)	$—	0%
(258,200)	Xiaomi Corp., Class B	HKD	(357)	—	0
(141,139)	Wharf Holdings	HKD	(359)	—	0
(85,600)	Sw ireproperties	HKD	(284)	—	0
(63,511)	China Communication Services	HKD	(46)	—	0
(53,805)	Bank of East Asia	HKD	(120)	—	0
(6,468)	Wuxi Biologics Cayman, Inc.	HKD	(82)	—	0

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Hong Kong Custom Basket of Long Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
24,000	China Aoyuan	HKD	$39	$—	0%
36,861	Jiangsu Express	HKD	50	—	0
87,929	BYD Electronic	HKD	169	—	0
91,961	Greatw all Motor	HKD	68	—	0
96,377	Sinotruk Ltd.	HKD	206	—	0
177,010	Kais a Group	HKD	84	—	0
200,816	Asia Cement China	HKD	300	—	0
360,163	CQRC Bank	HKD	184	—	0
442,000	Ch Ovs G Oceans	HKD	306	—	0

			$39	$—	0%

Japan Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(58,000)	Hokuriku Electric Power Co.	JPY	$(425)	$—	0%
(23,900)	Panasonic Corp.	JPY	(226)	—	0
(12,500)	Maruichi Steel Tube Ltd.	JPY	(354)	—	0
(10,800)	MIS UMI Group, Inc.	JPY	(271)	—	0
(9,300)	Sharp Corp.	JPY	(144)	—	0
(6,600)	Idemitsu Kosan Co., Ltd.	JPY	(184)	—	0
(6,200)	Odakyu Electric Railway Co., Ltd.	JPY	(146)	—	0
(4,500)	Kyoritsu Maintenance Co., Ltd.	JPY	(215)	—	0
(3,200)	Monotaro Co., Ltd.	JPY	(86)	—	0
(1,300)	Nidec Corp.	JPY	(180)	—	0
(900)	Gmo Payment Gateway, Inc.	JPY	(62)	—	0
1,900	Benesse Holdings, Inc.	JPY	50	—	0
5,800	Sumitomo Mitsui Financial Group, Inc.	JPY	216	—	0
11,000	Takeda Pharmaceutical Co., Ltd.	JPY	439	—	0
14,700	KDDI Corp.	JPY	440	—	0
15,200	Tokuyama Corp.	JPY	400	—	0
16,300	Hazama Ando Corp.	JPY	143	—	0
16,700	Show a Denko K.K.	JPY	446	11	100
25,700	Tomy Co., Ltd.	JPY	335	—	0

			$176	$11	100%

New Zealand Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(16,156)	Fletcher Building Ltd.	NZD	$(56)	$—	0%
220,054	Air New Zealand	NZD	439	—	0

			$383	$—	0%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Singapore Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(178,700)	Singtel Group	SGD	$(447)	$(9)	100%
564,400	Yangzijiang Shipbuilding	SGD	469	—	0

			$22	$(9)	100%

South Korea Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(63,117)	Samsung Heavy	KRW	$(397)	$—	0%
(57,618)	Mirae Asset Daewoo Co., Ltd.	KRW	(377)	(14)	(156)
(12,192)	Korea Electric Power Corp.	KRW	(294)	—	0
(2,475)	Korea Aerospace Industries Ltd.	KRW	(73)	—	0
(2,464)	S-Oil Corp.	KRW	(203)	(1)	(11)
(2,259)	Hyundai Heavy Industries Co., Ltd.	KRW	(247)	—	0
(1,928)	Cj Logistics Corp.	KRW	(259)	—	0
238	Samsung SDS Co., Ltd.	KRW	40	—	0
361	SK Telecom	KRW	74	2	22
656	LG Innotek Co., Ltd.	KRW	80	—	0
2,284	Hanwha Corp.	KRW	49	1	11
2,624	Sk Hynix, Inc.	KRW	214	1	11
3,173	Daelim Industrial Co., Ltd.	KRW	249	4	45
3,309	Duzonbizon Co., Ltd.	KRW	232	1	11
3,659	Korea Gas Corp.	KRW	120	4	45
5,254	Gs Engineering & Construction Corp.	KRW	141	3	33
7,636	Kia Motors Corp.	KRW	293	6	67
7,660	Samsung Electronics	KRW	370	2	22

			$12	$9	100%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

†† The following tables represent the individual stock exposures comprising the Net Short Custom Basket Total Return Swaps as of December 31, 2019.

United States Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying
(23,248)	Virtu Financial, Inc., Class A	USD	$(372)	$—	0%
(17,252)	Mattel, Inc.	USD	(234)	—	0
(13,004)	FireEye, Inc.	USD	(215)	—	0
(12,192)	Kraft Heinz Co.	USD	(392)	—	0
(12,114)	Keurig Dr Pepper, Inc.	USD	(351)	—	0
(11,200)	Ford Motor Co	USD	(104)	—	0
(11,200)	Cushman & Wakefield Plc	USD	(229)	—	0
(10,271)	Dropbox Inc., Class A	USD	(184)	—	0
(9,722)	Welbilt, Inc.	USD	(152)	—	0
(9,213)	Houlihan Lokey	USD	(450)	—	0
(8,585)	Cloudera, Inc.	USD	(100)	—	0
(8,272)	Moelis & Company	USD	(264)	—	0
(6,704)	Argo Group International Holdings Ltd	USD	(441)	—	0
(5,373)	Box Inc., Class A	USD	(90)	—	0
(5,057)	Wabtec	USD	(393)	—	0
(4,992)	Zillow Group Inc., Class C	USD	(229)	—	0
(4,861)	Williams Scotsman Corp.	USD	(90)	—	0
(4,561)	Siteone Landscape Supply, Inc.	USD	(413)	—	0
(4,547)	L Brands	USD	(82)	—	0
(4,038)	Instructure, Inc.	USD	(195)	—	0
(3,920)	Merit Medic	USD	(122)	—	0
(3,842)	Immunomedics, Inc.	USD	(81)	—	0
(3,842)	Coresite Realty Corp.	USD	(431)	(5)	72
(3,606)	Pluralsight Inc., Class A	USD	(62)	—	0
(3,534)	Casella Waste	USD	(163)	—	0
(3,489)	Sunrun, Inc.	USD	(48)	—	0
(3,400)	Energizer Holdings, Inc.	USD	(171)	—	0
(3,214)	New Relic Inc.	USD	(211)	—	0
(2,822)	Q2 Holdings, Inc.	USD	(229)	—	0
(2,705)	Axon Enterprise, Inc.	USD	(198)	—	0
(2,548)	Heron Therapeutics, Inc.	USD	(60)	—	0
(2,313)	Nutanix, Inc., Class A	USD	(72)	—	0
(2,273)	Redfin Corp.	USD	(48)	—	0
(2,200)	Pebblebrook Hotel Trust	USD	(59)	(1)	14
(2,117)	First Republic Bank	USD	(249)	—	0
(2,040)	Docusign, Inc.	USD	(151)	—	0
(2,032)	Twilio, Inc.	USD	(200)	—	0
(1,960)	8X8, Inc.	USD	(36)	—	0
(1,960)	Conagra Brands, Inc.	USD	(67)	—	0
(1,647)	Cboe Global Markets, Inc.	USD	(198)	—	0

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

United States Custom Basket of Short Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(1,490)	Icu Medical Inc.	USD	$(279)	$—	0%
(1,216)	Abiomed, Inc.	USD	(207)	—	0
(991)	Bunge Ltd.	USD	(57)	—	0
(902)	Digital Realty	USD	(108)	(1)	14
(901)	Inogen, Inc.	USD	(61)	—	0
(823)	Aqua America, Inc.	USD	(39)	—	0
(745)	Wix.Com Ltd.	USD	(91)	—	0
(700)	Wayfair, Inc.	USD	(63)	—	0
(600)	Shake Shack In-A	USD	(36)	—	0
(600)	Rapid7, Inc.	USD	(33)	—	0
(548)	Everbridge Inc.	USD	(43)	—	0
(470)	Okta Inc	USD	(54)	—	0
(289)	Deere & Co.	USD	(50)	—	0
(185)	Align Tech, Inc.	USD	(52)	—	0
(157)	Costar Group	USD	(94)	—	0
(157)	Netflix, Inc.	USD	(51)	—	0
(118)	The Sherw in-Williams Company	USD	(69)	—	0

			$(9,223)	$(7)	100%

Canada Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(195,143)	Bombardier Transportation	CAD	$(290)	$—	0%
(4,704)	Cenovus Energy	CAD	(48)	—	0
(4,430)	Colliers International Group I	CAD	(345)	—	0
(3,606)	Enbridge, Inc.	CAD	(143)	—	0
(3,253)	SNC-Lavalin Group, Inc.	CAD	(75)	—	0
(2,509)	Premium Brands Holdings	CAD	(176)	(1)	100

			$(1,077)	$(1)	100%

Europe Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(838,431)	Banco Comercial Portugues	EUR	$(191)	$—	0%
(61,482)	Norsk Hydro	EUR	(228)	—	0
(41,084)	Electricite de France SA	EUR	(458)	—	0
(27,558)	Banco Santander SA	EUR	(115)	—	0
(21,485)	Nokia Oyj	EUR	(79)	—	0
(18,905)	Deutsche Bank AG	EUR	(147)	—	0
(16,389)	Naturgy Energy Group S.A.	EUR	(412)	—	0

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Europe Custom Basket of Short Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(11,141)	Thyssenkrupp AG	EUR	$(151)	$—	0%
(11,115)	Deutsche Wohnen SE	EUR	(454)	—	0
(9,883)	Tenaris	EUR	(111)	—	0
(9,406)	Umicore	EUR	(458)	—	0
(8,110)	Daimler AG	EUR	(449)	—	0
(4,761)	Aker BP ASA	EUR	(156)	—	0
(4,513)	Tryg	EUR	(134)	—	0
(3,715)	Renault	EUR	(176)	—	0
(3,092)	Accor SA	EUR	(145)	—	0
(2,351)	Baloise Holding AG	EUR	(425)	—	0
(1,753)	Iliad	EUR	(227)	—	0
(519)	Swiss Re AG	EUR	(58)	—	0
(15)	Givaudan	EUR	(47)	—	0
465	SAP SE	EUR	63	—	0
1,354	Volkswagen AG-Preferred	EUR	268	—	0
1,410	Roche GS	EUR	457	—	0
1,660	Signify NV	EUR	52	—	0
2,033	Siemens	EUR	266	—	0
2,717	Wienerberger	EUR	81	—	0
3,654	Unicredito Spa	EUR	53	—	0
3,853	Dialog Semicon	EUR	195	—	0
3,887	Exor NV	EUR	301	—	0
4,083	Dt Lufthansa AG	EUR	75	—	0
4,777	Novartis AG	EUR	453	—	0
5,844	Mediaset Espana Comunicacion S.A.	EUR	37	—	0
7,613	BNP Paribas	EUR	451	—	0
15,809	ABB Ltd.	EUR	382	—	0
38,275	Bpost SA	EUR	442	—	0
41,968	Hemfosa Fastigheter	EUR	545	—	0

			$(500)	$—	0%

Australia Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(338,726)	Ausnet Services	AUD	$(403)	$—	0%
(72,919)	Nufarm Ltd.	AUD	(295)	—	0
(20,155)	NextDC Ltd.	AUD	(93)	—	0
(18,077)	Westpac Banking Corp.	AUD	(307)	—	0
59,734	Fortescue Metals Group Ltd.	AUD	447	—	0

			$(651)	$—	0%

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2019 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
1	Of this investment, $8,752 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2

The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at December 31, 2019 is $23,696 and $(23,385), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended December 31, 2019.

AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NZD	– New Zealand Dollar
PLC	– Public Limited Company
SGD	– Singapore Dollar
USD	– U.S. Dollar

Amounts designated as “—” are $0 or round to $0.

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured as of December 31, 2019:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$13,673	$—	$—	$13,673

Total Investment in Securities	$13,673	$—	$—	$13,673

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Total Return Equity Swaps ^
Unrealized Appreciation	$—	$66	$—	$66
Unrealized Depreciation	—	(17)	—	(17)

Total Other Financial Instruments	$—	$49	$—	$49

^	Total return equity swaps are valued at the unrealized appreciation (depreciation) of the instruments.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-1800